UNAUDITED CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands	Total	Preferred Stock	Common Stock	Additional Paid-in Capital	Retained Earnings/ (Accumulated Deficit)	Accumulated Other Comprehensive Loss	Total Navios Holdings' Stockholders' Equity	Noncontrolling Interest
Balance, shares at Dec. 31, 2017		46,302	12,038,647
Balance, value at Dec. 31, 2017	$ 617,164	$ 0	$ 1	$ 682,116	$ (166,021)	$ 2	$ 516,098	$ 101,066
Net loss	(41,236)				(40,857)		(40,857)	(379)
Cumulative-effect adjustment due to adoption of new standard (Note 13)					2	(2)
Stock-based compensation expenses (Note 9), shares			432,431
Stock-based compensation expenses (Note 9), value	1,154			1,154			1,154
Cancellation of shares (Note 9), shares			(150)
Balance (unaudited), shares at Mar. 31, 2018		46,302	12,470,928
Balance (unaudited), value at Mar. 31, 2018	577,082	$ 0	$ 1	683,270	(206,876)	0	476,395	100,687
Net loss	(23,849)				(25,294)		(25,294)	1,445
Stock-based compensation expenses (Note 9), value	1,168			1,168			1,168
Cancellation of shares (Note 9), shares			(300)
Balance (unaudited), shares at Jun. 30, 2018		46,302	12,470,628
Balance (unaudited), value at Jun. 30, 2018	554,401	$ 0	$ 1	684,438	(232,170)	0	452,269	102,132
Balance, shares at Dec. 31, 2018		46,302	12,843,414
Balance, value at Dec. 31, 2018	521,680	$ 0	$ 1	686,671	(434,739)	0	251,933	269,747
Net loss	(3,616)				(5,304)		(5,304)	1,688
Tender Offer - Redemption of preferred stock (Note 9), shares		(10,930)
Tender Offer - Redemption of preferred stock (Note 9), value	(9,932)			(26,297)	16,365		(9,932)
Stock-based compensation expenses (Note 9), shares			151,515
Stock-based compensation expenses (Note 9), value	731			731			731
Issuance of capital surplus, shares			(1,123)
Issuance of capital surplus, value	(3)			(3)			(3)
Balance (unaudited), shares at Mar. 31, 2019		35,372	12,993,806
Balance (unaudited), value at Mar. 31, 2019	508,860	$ 0	$ 1	661,102	(423,678)	0	237,425	271,435
Net loss	(35,867)				(36,431)		(36,431)	564
Tender Offer - Redemption of preferred stock (Note 9), shares		(8,841)
Tender Offer - Redemption of preferred stock (Note 9), value	(8,703)			(21,271)	12,568		(8,703)
Conversion of convertible preferred stock to common stock (Note 9), shares converted		(1,309)
Conversion of convertible preferred stock to common stock (Note 9), shares issued			140,059
Stock-based compensation expenses (Note 9), value	742			742			742
Cancellation of shares (Note 9), shares			(59)
Balance (unaudited), shares at Jun. 30, 2019		25,222	13,133,806
Balance (unaudited), value at Jun. 30, 2019	$ 465,032	$ 0	$ 1	$ 640,573	$ (447,541)	$ 0	$ 193,033	$ 271,999